Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures
Assets and liabilities measured at fair value on a recurring basis

	Fair value measurements at December 31, 2011 using

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available for sale securities	$11,075	-	-

Total assets	$11,075	-	-

Derivative interest rate instruments liabilities (a)	$-	8,396	-
Variable rate debt (b)	-	-	317,737 (b)
Fixed rate debt (b)	-	-	380,456 (b)

Total liabilities	$-	8,396	698,193

	Fair value measurements at December 31, 2010 using

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description

Available for sale securities	$9,053	-	-

Total assets	$9,053	-	-

Derivative interest rate instruments liabilities (a)	$-	2,092	-
Variable rate debt (b)	-	-	236,793
Fixed rate debt (b)	-	-	551,089

Total liabilities	$-	2,092	787,882

(a)           The Company entered into this interest rate swap as a requirement under a mortgage loan closed in 2010.

(b)          The disclosure is included to provide information regarding the inputs used to determine the fair value of the outstanding debt, in accordance with existing accounting guidance and is not presented in the accompanying consolidated balance sheets at fair value.

Schedule of activity for the assets measured at fair value on a non-recurring basis

	Year ended December 31, 2011		Year ended December 31, 2010

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Total Impairment Loss	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Total Impairment Loss

Investment properties (included in discontinued operations)	$2,950	2,841	-	-
Investment in and advances to unconsolidated joint ventures	-	5,223	13,593	18,190

	$2,950	8,064	13,593	18,190